Investment Managers Series Trust II
803 W. Michigan Street
Milwaukee, Wisconsin  53233

May 30, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Regal Total Return Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on May 23, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ RITA DAM
Rita Dam